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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2010
                                                     ---------------------------

Check here if Amendment          [ ];           Amendment Number:
                                                                 ---------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Stadion Money Management, Inc.
                  --------------------------------------------------------------
Address:               1061 Cliff Dawson Rd
                  --------------------------------------------------------------
                       Watkinsville, GA 30677
                  --------------------------------------------------------------

                  --------------------------------------------------------------

Form 13F File Number:      28-11320
                              --------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Michael Isaac
                           --------------------------------------------
         Title:                 Chief Compliance Officer
                           --------------------------------------------
         Phone:                 (800) 222-7636
                           --------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Michael Isaac       Watkinsville, Georgia       August 9, 2010
         ----------------------  ----------------------  ----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                              ----------------------------------

Form 13F Information Table Entry Total:              11
                                              ----------------------------------

Form 13F Information Table Value Total:       $      353,456
                                              ----------------------------------
                                                          (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE



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   COLUMN 1                 COLUMN 2          COLUMN 3     COLUMN 4           COLUMN 5     COLUMN 6   COLUMN 7        COLUMN 8
                                                            VALUE      SHRS OR  SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS       CUSIP      (x$1,000)    PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------            --------------       -----      ---------    ------- ----  ---- ----------  -------- ------ ------  ----
 iShares TR Index          BARCLYS 20+ Yr    464287432        134.31      1,320 SH            SOLE              1,320
 iShares TR Index           BARCLYS 1-3      464287457     24,654.90    293,092 SH            SOLE            293,092
 iShares TR Index          MSCI EAFE Index   464287465      3,358.58     72,212 SH            SOLE             72,212
 iShares TR Index           Russell 2000     464287655      2,392.66     39,147 SH            SOLE             39,147
 iShares TR Index           JPMORGAN USD     464288281         38.45        370 SH            SOLE                370
 iShares TR Index          BARCLYS 10-20 Yr  464288653         52.64        450 SH            SOLE                450
 iShares TR Index          BARCLYS SH TREA   464288679    105,569.59    957,721 SH            SOLE            957,721
 PIMCO ETF TR              ENHAN SHRT MAT    72201R833    185,368.33  1,847,034 SH            SOLE          1,847,034
SPDR S&P 500 ETF TR        UNIT SER 1 S&P    78462F103     10,987.36    106,446 SH            SOLE            106,446
 SPDR SERIES TRUST         BARC CAPTL ETF    78464A474     14,631.21    487,382 SH            SOLE            487,382
SPDR S&P MIDCAP 400 ETF TR UTSER1 S&PDCRP    78467Y107      6,267.75     48,527 SH            SOLE             48,527


REPORT SUMMARY          11 DATA RECORDS                 $    353,456           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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